Income Taxes - Schedule of net deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current
NOL carryforward	$ 2,333,448	$ 1,843,424
Deferred revenue	121,052	9,402
IDoc Virtual Telehealth Solutions, Inc.
Non-current
Cash to accrual	(285,668)	(952,237)
Right of use assets	(317,376)	(323,872)
Right of use liabilities	356,981	326,176
NOL carryforward	839,597	546,861
Fixed assets	(2,157)	(176)
Deferred revenue	4,463
Charitable contribution carryover	2,745
Net deferred tax assets (liabilities)	$ 598,585	$ (403,248)	$ 0